MANAGER AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

INVESTMENT SUB-ADVISER
        KPM INVESTMENT MANAGEMENT, INC.
        1700 Lincoln Street, Suite 1300
        Denver, Colorado 80203

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Tucker Hart Adams
        Gary C. Cornia
        Diana P. Herrmann
        John C. Lucking
        Anne J. Mills
        J. William Weeks

OFFICERS
        Diana P. Herrmann, President
        James M. McCullough, Senior Vice President
        Emily C. Van Voorhis, Vice President
        Jessica L. Wiltshire, Vice President
        Rose F. Marotta, Chief Financial Officer
        Richard F. West, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC Inc.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

INDEPENDENT AUDITORS
        KPMG LLP
        757 Third Avenue
        New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



                                  SEMI-ANNUAL
                                     REPORT

                                 JUNE 30, 2000

[Logo of Tax-Free Fund of Colorado: a square with silhouettes of two mountains and a rising sun]

                                 TAX-FREE FUND
                                       OF
                                    COLORADO

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]


                                   ONE OF THE
                            AQUILASM GROUP OF FUNDS

[Logo of Tax-Free Fund of Colorado: a square with silhouettes of two mountains and a rising sun]

                  SERVING COLORADO INVESTORS FOR OVER A DECADE

                            TAX-FREE FUND OF COLORADO

                               SEMI-ANNUAL REPORT

                                  "CONSISTENCY"

                                                                 August 18, 2000

Dear Fellow Shareholder:

     If there is one word that captures the essence of Tax-Free Fund of Colorado, that word is "CONSISTENCY."

     The Fund has constantly attempted to provide:

          *    CONSISTENCY of share value,
          *    CONSISTENCY in the TAX-FREE return produced by the Fund
          *    CONSISTENCY of quality of investments and
          *    CONSISTENCY in the type of investments for the Fund.


CONSISTENCY OF SHARE VALUE

     As you are aware, management of the Fund cannot control interest rates or their effect upon the market. Interest rates are primarily controlled by the Federal Reserve Board. The Fed increases or decreases rates as they feel is necessary in order to maintain the stability and growth potential of the economy of the United States.

     When the Federal Reserve feels that growth in the economy is increasing at too rapid a pace, they tend to increase interest rates and reduce the supply of money in order to slow down the rate of growth. (This is what has happened during the past year or so.) On the other hand, when the Federal Reserve feels that the economy needs stimulation, there is a tendency to decrease interest rates and increase the supply of money in order to provide an additional impetus to the overall economy.

     Interest rate changes have the effect in the marketplace of creating changes in the share value of fixed-income securities such as the Fund. As we have previously indicated, when interest rates go up, the share value goes down. And, when interest rates go down, the share value goes up. What we have done is to use various investment management techniques to dampen the swings that can occur in the share value of the Fund.

     Despite the variations in share price that have taken place since the inception of the Fund, management of the Fund has strived to provide, to the maximum extent possible, CONSISTENCY in the value of the Fund's shares. This you will note from the chart below.

            [Graphic of a pie chart with the following information:]

                 SHARE NET ASSET VALUE

            5/21/87                 $ 9.60
            12/31/87                  9.51
            12/31/88                  9.66
            12/31/89                  9.80
            12/31/90                  9.77
            12/31/91                 10.18
            12/31/92                 10.38
            12/31/93                 10.77
            12/31/94                  9.82
            12/31/95                 10.56
            12/31/96                 10.41
            12/31/97                 10.62
            12/31/98                 10.63
            12/31/99                  9.98
            6/30/2000                10.03


     Since the majority of investors using the Fund are pre-retirees or retirees, this action by the Fund of maintaining a stable share value is what we feel is in the best interest of all shareholders. We want you to know that when you need money from your investment in the Fund, it is THERE - at approximately the same value that it has been all along.

CONSISTENCY IN THE TAX-FREE RETURN PRODUCED BY THE FUND

     When you look at the Fund in terms of income produced on a year-by-year basis, you will observe that we have tried to provide the maximum level of yearly TAX-FREE return as can be produced by a quality-oriented portfolio of municipal securities.

     As you are aware, this level of return will vary from year to year as interest rate changes by the Federal Reserve affect the overall marketplace. Nevertheless, there is a CONSISTENCY to the level of return that the Fund would like to provide for you and other shareholders.

     Although the income level received by shareholders will vary from year to year, it does have a CONSISTENCY to it. And, this is why shareholders buy and own the Fund - for that CONSISTENCY of TAX-FREE income.

     During recent years, the level of SPENDABLE TAX-FREE return provided to shareholders has ranged between 4.36% to 5.02% based upon an average share value of the Fund.

     Shareholders of Tax-Free Fund of Colorado should not buy or sell the Fund based upon capital appreciation, such as they would with an equity or stock fund.

     An analogy for a shareholder of Tax-Free Fund of Colorado would be a person buying a dairy cow for the steady stream of milk it supplies, not for what it might be worth when he/she sells it.

     What the Fund is providing is a relatively steady stream of TAX-FREE income and a relatively stable share value.

     Shareholders buy and hold their position in Tax-Free Fund of Colorado for the longer term, not for a quick in and out. Therefore, shareholders do NOT and should NOT look upon the Fund for its total return - but, rather for the income stream it provides in the form of TAX-FREE dividends.

     Also, when you look at the recent level of TAX-FREE income provided by the Fund and measure that against the taxable income required to provide the same amount of money in your pocket, here's what things look like.

            [Graphic of a bar chart with the following information:]

          TAX-FREE FUND OF COLORADO'S DOUBLE TAX-FREE DISTRIBUTION RATE
                  AS COMPARED TO THE TAXABLE EQUIVALENT RATE AN
               INVESTOR WOULD HAVE TO EARN AT VARIOUS TAX BRACKETS

            TAX BRACKET                     RATE OF RETURN

                               DOUBLE TAX-FREE           TAXABLE
                              DISTRIBUTION RATE      EQUIVALENT RATE
            28%                    4.56%                  6.67%
            31%                    4.56%                  7.05%
            36%                    4.56%                  7.63%
            39.6%                  4.56%                  8.11%



CONSISTENCY OF QUALITY OF INVESTMENTS

     Since   inception  of  the  Fund,   management  has   CONSISTENTLY   sought
high-quality investments for its shareholders.

     We don't like surprises. Nor, do shareholders like surprises. We believe the best way to avoid surprises is to stick with quality.

     The pie chart below gives you a breakdown of the quality of the individual securities of the Fund as at the Semi-Annual Report date of June 30, 2000.

            [Graphic of a pie chart with the following information:]

            PORTFOLIO DISTRIBUTION BY QUALITY

            AAA           71.17%
            AA            20.15%
            A              7.26%
            Below A        1.42%

     As you will recall, the Fund's prospectus restricts its investments to only the top four quality securities - AAA, AA, A, Baa - although there are nine different grades of quality associated with municipal bond investing ranging from the highest to the lowest. We have always tried to make sure that shareholders know that, to the maximum extent possible, their invested money will be there when they need it. The best way we know to accomplish this objective is by sticking with quality.

     This is why we CONSISTENTLY seek to maintain most of the Fund's money in the upper quality securities - AAA AND AA. As you will appreciate, the exact level of quality will vary from time to time based upon availability of securities in the marketplace to achieve the Fund's objective.

CONSISTENCY IN THE TYPE OF INVESTMENTS FOR THE FUND

     Management of Tax-Free Fund of Colorado has CONSISTENTLY embraced the idea that your investment should not only help shareholders financially, but also help your state and its communities. Thus, investments in the Fund are as diversified as possible. Diversification geographically and by type of project is another way of ensuring that your money is doing the best job possible for not only you, but also for your community and state.

            [Graphic of a pie chart with the following information:]

            PORTFOLIO DISTRIBUTION BY MARKET SECTOR

            School Districts              25.57%
            Metropolitan Districts        11.21%
            Water and Sewer               14.56%
            Hospitals                      8.30%
            Higher Education               9.27%
            Housing                        9.16%
            Electric                       5.41%
            Transportation                 1.67%
            Leases                         1.17%
            Other                         13.68%


SUMMARY

     As we have tried to illustrate in this report to you, the essence of Tax-Free Fund of Colorado is CONSISTENCY. This is what we feel that shareholders are primarily interested in. And, this is exactly what we are trying to provide to you and other shareholders.

CONSISTENCY OF APPRECIATION

     As always, we again wish to express our appreciation for the confidence you have shown by your investment in Tax-Free Fund of Colorado. We can assure you that we will CONSISTENTLY do our best to merit your continued level of trust.

            Sincerely,

Diana P. Herrmann
President


Lacy B. Herrmann
Chairman, Board of Trustees

                           TAX-FREE FUND OF COLORADO
                            STATEMENT OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

                                                                                      RATING
      FACE                                                                           MOODY'S/
     AMOUNT         GENERAL OBLIGATION BONDS (38.4%)                                   S&P             VALUE
                    SCHOOL DISTRICTS (25.5%)
$    1,275,000      Adams County School District #14                                 Aaa/AAA       $   1,345,125
                         5.750%, 12/01/08, FSA Insured
     1,255,000      Adams County School District #12                                 Aaa/AAA           1,313,044
                         5.625%, 12/15/08, FGIC Insured
     2,500,000      Adams County School District #12                                 Aaa/AAA           2,593,750
                         6.20%, 12/15/09, FGIC Insured
     1,000,000      Arapahoe County School District #5                               Aa2/AA            1,035,000
                         5.50%, 12/15/08
     1,325,000      Arapahoe County School District #5                               Aaa/AAA           1,333,281
                         5.125%, 12/01/10, FSA Insured
     2,760,000      Arapahoe County School District                                  Aa2/AA            2,835,900
                         5.500%, 12/15/11
     2,750,000      Arapahoe County, Cherry Creek School District                    Aa2/AA            2,811,875
                         5.50%, 12/15/12
     1,215,000      Boulder Valley Colorado                                          Aaa/AAA           1,260,562
                         5.50%, 12/01/08, FGIC Insured
     1,000,000      Denver City & County School District #1                          Aa3/AA-           1,038,750
                         5.60%, 06/01/08
     2,500,000      Douglas & Elbert Counties School District # Re-1,                Aaa/AAA           2,637,500
                         Series 1992, 6.15%, 12/15/08, MBIA Insured
     1,000,000      Douglas & Elbert Counties School District # Re-1,                Aaa/AAA             997,500
                         Series 1992, 5.00%, 6/15/10, FGIC Insured
     2,000,000      Douglas & Elbert Counties School District # Re-1,                Aaa/AAA           2,017,500
                         Series 1992, 5.25%, 12/15/11, FGIC Insured
     1,145,000      El Paso County School District #11                               Aa3/AA-           1,185,075
                         5.50%, 12/01/07
     1,330,000      El Paso County School District #11                               Aa3/AA-           1,443,050
                         6.25%, 12/01/08
     1,000,000      El Paso County School District #20                               Aaa/AAA           1,082,500
                         6.15%, 12/15/08, MBIA Insured
     1,110,000      El Paso County School District                                   Aa3/NR            1,150,237
                         5.70%, 12/01/12
     1,500,000      El Paso County School District, FSA Insured                      Aaa/AAA           1,539,375
                         5.50%, 12/01/13


$    1,040,000      El Paso County Colorado School Dist. #20                         Aaa/AAA       $   1,090,700
                         6.00%, 12/15/04
     3,000,000      Jefferson County School District # R-1                           Aaa/AAA           3,112,500
                         5.50%, 12/15/09, FGIC Insured
     1,000,000      Jefferson County, Colorado School District SE                    Aaa/AAA           1,022,500
                         5.50%, 12/15/13
     1,500,000      Larimer County, Colorado School #R-1 Refunding                   A1/NR             1,531,875
                         5.40%, 12/15/04
     2,000,000      Larimer Weld and Boulder County, Colorado School                 A1/AA-            2,087,500
                         5.90%, 12/15/05
     2,100,000      Larimer County, Colorado School #R-1 Refunding                   Aa3/AA-           2,110,500
                         5.25%, 12/15/11
     1,065,000      Mesa County School District #51                                  Aaa/AAA           1,131,563
                         6.00%, 12/01/06, MBIA Insured
     1,000,000      Mesa County School District #51                                  Aaa/AAA           1,012,500
                         5.20%, 12/01/09, MBIA Insured
     1,045,000      Pitkin County Colorado School District #1 (ASPEN)                Aaa/AAA           1,080,269
                         5.85%, 11/15/03, AMBAC Insured
     1,790,000      Pitkin County, Aspen School District #1 Series 1989              Aaa/AAA           1,850,413
                         5.95%, 11/15/05, AMBAC Insured
     1,040,000      Pueblo County Colorado School District # 70                      Aaa/AAA           1,072,500
                         5.50%, 12/01/09, AMBAC Insured
     1,050,000      Summit County School District, Series A                          Aaa/AAA           1,077,562
                         5.40%, 12/01/06, FGIC Insured
     1,000,000      Summit County School District, Series A                          Aaa/AAA           1,032,500
                         5.50%, 12/01/07, FGIC Insured
     1,000,000      Weld & Adams County S School District 3J                         Aaa/AAA           1,042,500
                         5.50%, 12/15/10, AMBAC Insured
                                                                                                      47,875,406

                    CITY & COUNTY (0.6%)
     1,000,000      Westminster Colorado Water Series 1992 A                         Aa3/AA-           1,032,500
                         6.25%, 12/01/07




                    METROPOLITAN DISTRICT (11.2%)
$    2,500,000      Boulder Colorado Central Area Improvement                        Aaa/AAA       $   2,525,300
                         6.30%, 08/15/07, FGIC Insured
     1,060,000      Castle Pines Metropolitan District                               Aaa/AAA           1,098,425
                         5.50%, 12/01/07, FSA Insured
     2,000,000      Castle Pines Metropolitan District                               Aaa/AAA           1,977,500
                         5.00%, 12/01/11, FSA Insured
     1,550,000      Central Platte Valley Metropolitan District                      NR/A              1,551,938
                         5.25%, 12/01/09, ACA Insured
     1,080,000      Greenwood South Metropolitan District                            Aaa/AAA           1,120,500
                         5.60%, 12/01/05, MBIA Insured
     1,000,000      Highlands Ranch Metropolitan District #4                         Aaa/NR            1,052,500
                         5.80%, 12/01/05, LOC Swiss Bank, Pre-Refunded
     1,530,000      Highlands Ranch Metropolitan District #1, Refunding              Aaa/AAA           1,573,988
                         6.25%, 09/01/06, MBIA Insured
     1,000,000      Highlands Ranch Metropolitan District #1, Refunding              Aaa/AAA           1,053,750
                         5.75%, 09/01/08, AMBAC Insured
     1,730,000      Highlands Ranch Metropolitan District #1, Refunding              Aaa/AAA           1,825,150
                         5.75%, 09/01/09, AMBAC Insured
     2,165,000      Interstate South Metropolitan District                           NR/A+             2,221,831
                         5.75%, 12/01/09, LOC FBS
     1,245,000      North Jeffco Pk and Rec Dist Colorado                            Aaa/NR            1,271,456
                         5.25%, 12/01/08
     1,365,000      South Suburban Park & Recreational District                      Aaa/AAA           1,370,119
                         5.125%, 12/15/09, FGIC Insured
     1,260,000      Westglenn Metropolitan District Colorado Jefferson               NR/A+             1,283,625
                         County Refunding, 5.65%, 12/01/04, LOC FBS
     1,000,000      Westglenn Metropolitan District Colorado,                        NR/A+             1,051,250
                         6.25%, 06/01/04, LOC FBS
                                                                                                      20,977,332

                    WATER & SEWER (1.1%)
     2,000,000      Thornton, Colorado, Refunding-Spur A                             Aaa/AAA           2,082,500
                         5.60%, 12/01/06, FSA Insured
                              Total General Obligation Bonds                                          71,967,738




                    REVENUE BONDS (61.4%)
                    HIGHER EDUCATION (9.2%)
$    1,580,000      City of Aurora Colorado Educational Development                  NR/BBB        $   1,625,425
                         Refunding Bonds Series 1994, 6.00%, 10/15/07
     1,170,000      Colorado Post Secondary Educational Facility,                    Aaa/AAA           1,205,100
                         5.50%, 03/01/08, MBIA Insured
     1,000,000      Colorado Post Secondary Educational Facilities                   A2/AAA            1,026,250
                         Authority Refunding Revenue Bonds Series 93,
                         5.95%, 03/01/09, AMBAC Insured
     1,000,000      Colorado State Board of Agriculture Revenue                      Aaa/AAA           1,020,000
                         Refunding, Colorado State University Student
                         Sports, 5.40%, 04/01/06, MBIA Insured
     1,000,000      Colorado State Board of Agriculture Revenue,                     Aaa/AAA           1,037,500
                         Fort Lewis College, 6.50%, 10/01/06, FGIC Insured
     1,000,000      Colorado State Board of Agriculture Revenue,                     Aaa/AAA           1,030,000
                         University of Southern Colorado Auxiliary Facility
                         6.25%, 08/01/07, AMBAC Insured
     1,000,000      Colorado State Board of Agriculture Revenue                      Aaa/AAA           1,017,500
                         Refunding, Colorado State University Student
                         Sports, 5.45%, 04/01/08, MBIA Insured
     1,500,000      Colorado Student Obligation Board Authority                      A/NR              1,524,375
                         Student Loan Revenue, 6.00%, 09/01/01
     1,860,000      Colorado State Colleges Board of Trustees,                       Aaa/AAA           1,899,525
                         5.50%, 05/15/09, MBIA Insured
       500,000      University of Colorado Regents Research Building                 A2/A+               504,375
                         Revolving Fund Revenue 6.85%, 06/01/03
     1,000,000      University of Colorado Research Building Revenue                 Aaa/AAA           1,032,500
                         6.00%, 06/01/06, MBIA Insured
     1,000,000      University of Colorado Revenue                                   Aaa/AAA           1,035,000
                         6.20%, 06/01/07, MBIA Insured
     1,500,000      State of Colorado University of Northern Colorado                Aaa/AAA           1,565,625
                         Auxiliary Facilities, 5.75%, 06/01/04, MBIA Insured
     1,745,000      State of Colorado University of Northern Colorado                Aaa/AAA           1,825,706
                         Auxiliary Facilities, 5.75%, 06/01/08, MBIA Insured
                                                                                                      17,348,881



                    ELECTRIC (5.4%)
$    5,000,000      Adams County Colorado Pollution Control                          Aaa/AAA       $   5,100,000
                         Revenue Public Service, 5.625%, 04/01/08,
                         MBIA Insured
     1,210,000      Moffat County Colorado Pollution Control Revenue                 Aaa/AAA           1,237,225
                         5.50%, 11/01/03, AMBAC Insured
     2,125,000      Moffat County Colorado Pollution Control Revenue                 Aaa/AAA           2,204,688
                         5.625%, 11/01/06, AMBAC Insured
     1,500,000      Platte River Power Authority                                     Aaa/AAA           1,588,125
                         6.00%, 06/01/07, MBIA Insured
                                                                                                      10,130,038

                    SALES TAX (9.5%)
       510,000      Arvada Colorado Sales & Use Tax Revenue                          Aaa/AAA             525,938
                         6.10%, 12/01/07, FGIC Insured
       490,000      Arvada Colorado Sales & Use Tax Revenue                          Aaa/AAA             505,925
                         6.10%, 12/01/02
     1,740,000      Boulder County Colorado Open Space & Use                         Aaa/AAA           1,805,250
                         Tax Revenue Bonds Series 1994, 5.75%, 12/15/04,
                         FGIC Insured
       260,000      Boulder County Colorado Open Space & Use Tax                     Aaa/AAA             270,075
                         Revenue Bonds Series 1994, 5.75%, 12/15/04,
                         FGIC Insured
     1,250,000      Boulder Colorado Open Space Acquisition                          Aa1/AA+           1,273,438
                         5.500%, 08/15/12
     1,045,000      City of Boulder Colorado                                         Aaa/AAA           1,056,756
                         5.25%, 08/15/10, AMBAC Insured
     2,000,000      City & County of Denver Colorado Excise Tax                      Aaa/AAA           2,040,000
                         Revenue, 5.375%, 09/01/10, FSA Insured
     1,000,000      Denver Metro Major League Baseball Stadium Excise                Aaa/AAA           1,031,250
                         Tax Revenue, 6.35%, 10/01/01, FGIC Insured,
                         Pre-Refunded
     1,780,000      Douglas County Colorado Sales Open Space                         Aaa/AAA           1,822,275
                         Revenue, 5.500%, 10/15/12



$    1,000,000      Fort Collins Downtown Development Authority                      Aaa/AAA       $   1,027,280
                         Tax Increment Revenue, 6.50%, 06/01/07,
                         MBIA Insured
     1,000,000      Jefferson County Districtwide Sales Tax                          Aaa/AAA           1,031,250
                         6.10%, 12/01/04, MBIA Insured
     1,245,000      Jefferson County Open Space Sales Tax                            Aaa/AAA           1,229,437
                         5.00%, 11/01/11, FGIC Insured
     1,040,000      Lakewood Colorado Sales & Use Tax Revenue,                       NR/AA             1,050,400
                         5.25%, 12/01/09
     1,000,000      Larimar County Colorado Sales Tax Revenue Bond                   Aaa/AAA             980,000
                         5.50%, 12/15/12
     1,000,000      Westminster Sales & Use Tax 1991                                 Aaa/AAA           1,018,280
                         6.70%, 12/01/01, FGIC Insured
     1,175,000      Westminster Colorado Sales Tax Revenue                           Aaa/AAA           1,211,719
                         5.50%, 12/01/07, FGIC Insured
                                                                                                      17,879,273

                    WATER & SEWER (13.4%)
     1,500,000      Broomfield Colorado Water Activity Enterprise                    Aaa/NR            1,511,250
                         5.30%, 12/01/12
     1,750,000      Centennial Water & Sewer District                                Aaa/AAA           1,830,938
                         5.80%, 12/01/07, FSA Insured
       500,000      Colorado Water Resource & Power Development                      Aaa/AAA             504,010
                         Authority, 7.00%, 11/01/00, FGIC Insured
       710,000      Colorado Water Resource & Power Development                      Aaa/AAA             735,738
                         Authority, Series A, 7.00%, 09/01/01, Pre-Refunded
     1,000,000      Colorado Water Resource & Power Development                      Aaa/AAA           1,028,750
                         Authority, 6.80%, 11/01/001, FGIC Insured,
                         Pre-Refunded
     1,000,000      Colorado Water Resource & Power Development                      Aaa/AAA           1,038,750
                         Authority, 6.50%, 11/01/05, FGIC Insured
     1,000,000      Colorado Water Resource & Power Development                      Aaa/AAA           1,035,000
                         Authority, 6.00%, 09/01/06
     1,000,000      Colorado Water Resource & Power Development                      Aaa/AAA           1,025,000
                         Authority, Clean Water Revenue, 5.35%, 09/01/06


$    1,000,000      Colorado Water Resource & Power Development                      Aaa/AAA       $   1,032,500
                         Authority, Clean Water Revenue, 5.50%, 09/01/09
     1,000,000      Colorado Clean Water Revenue                                     Aaa/AAA           1,021,250
                         5.375%, 09/01/10
     1,000,000      Colorado Water Resource & Power Development                      Aaa/AAA           1,016,250
                         Authority, 5.55%, 11/01/13
     1,965,000      Fort Collins Colorado Wastewater Sewer Revenue                   Aaa/AAA           1,996,931
                         5.375%, 12/01/08, FGIC Insured
     1,530,000      Left Hand Water District, Series 1996                            Aaa/AAA           1,589,287
                         5.75%, 11/15/08, MBIA Insured
     1,055,000      Metro Wastewater Reclamation District, Gross                     Aa2/AA            1,074,781
                         Revenue Series, 5.80%, 04/01/02, Pre-Refunded
     1,270,000      Metro Wastewater Reclamation District, Gross                     Aa2/AA            1,285,875
                         Revenue Series, 5.25%, 04/01/09
     1,010,000      Northglenn Colorado Water & Sewer                                Aaa/AAA           1,059,238
                         5.75%, 12/01/06, FSA Insured
     1,000,000      Pagosa Water & Sanitation Colorado Water & Sewer                 Aaa/AAA           1,013,750
                         5.25%, 12/01/08, AMBAC Insured
     1,000,000      Pueblo Colorado Board Water Works                                Aaa/AAA           1,031,250
                         5.50%, 11/01/10
     1,715,000      Town of Erie                                                     NR/A              1,695,706
                         5.125%, 12/01/10, ACA Insured
     1,570,000      Colorado Water Conservancy District                              Aaa/AAA           1,609,250
                         5.500, 6/15/12
     1,000,000      Westminster Colorado Water & Wastewater Utility                  Aaa/AAA           1,035,000
                         Enterprise - Water And Wastewater Revenue
                         Series 1994 5.70%, 12/01/04, AMBAC Insured
                                                                                                      25,170,504

                    HOSPITAL (8.3%)
     1,000,000      Poudre Valley Hospital District, Refunding                       Aa/AA-            1,015,000
                         5.375%, 11/15/07
     2,030,000      Colorado Health Facility Authority Hospital Revenue              Aaa/AAA           2,083,288
                         North Colorado Medical Center 5.60%, 05/15/05,
                         MBIA Insured



$    1,000,000      Colorado Health Facility Authority Hospital Revenue              Aaa/AAA       $   1,021,250
                         Medical Center 5.50%, 12/01/08, MBIA Insured
     1,000,000      Colorado Health Facility Authority Hospital Revenue              Aa3/AA-             987,500
                         Medical Center 5.375%, 12/01/09, MBIA Insured
     1,500,000      Colorado Health Facility Authority Hospital Revenue              Aaa/AAA           1,505,625
                         Medical Center 5.25%, 12/01/10, MBIA Insured
     2,255,000      Colorado Health Facility Community Provider                      Aaa/AAA           2,354,558
                         Pooled Loan Revenue, 7.20%, 07/15/05,
                         FSA Insured
     1,410,000      Colorado Health Facility Authority Hospital Revenue              Aaa/AAA           1,455,825
                         Boulder Community Hospital 5.65%, 10/01/06,
                         MBIA Insured
     1,000,000      Colorado Health Facility Authority Sisters of Charity            Aaa/AAA           1,076,250
                         Health Care, 6.25%, 05/15/09, AMBAC Insured
     1,460,000      Colorado Springs Hospital Revenue                                Aaa/AAA           1,492,850
                         5.50%, 12/15/06, MBIA Insured
     1,000,000      Pueblo County Colorado Hospital Facilities, Series A             Aaa/AAA           1,032,500
                         6.80%, 09/01/05, MBIA Insured
     1,475,000      University Colorado Hospital Authority Hospital                  Aaa/NR            1,508,187
                         Revenue, 5.50%, 11/15/07, AMBAC Insured
                                                                                                      15,532,833

                    HOUSING (9.1%)
     1,600,000      Adams County Colorado Multi-family Housing                       NR/AAA            1,622,000
                         Revenue, Brittany Station Series A, FNMA,
                         5.40%, 09/01/25
       795,000      City of Arvada Colorado Multi-family Housing                     NR/AAA              802,950
                         Revenue, Springwood, 5.60%, 08/20/08,
                         GNMA Insured
     1,000,000      City and County of Denver Colorado Single Family                 NR/AAA              923,750
                         Mortgage Revenue, Series 1999 C, 5.000%,
                         11/01/15, GNMA Insured
        85,000      Colorado Housing Finance Authority 1991,                         NR/AA+               85,265
                         Series A-3, 6.10%, 11/01/00
        70,000      Colorado Housing Finance Authority 1991,                         NR/AA+               71,137
                         Series A-1, 6.20%, 11/01/01
       165,000      Colorado Housing Finance Authority 1991, Series A                A1/A                167,020
                         6.90%, 05/01/01




$      795,000      Colorado Housing Finance Authority, SFM Series A-2               NR/AA+        $     824,812
                         6.65%, 11/01/06
       305,000      Colorado Housing Finance Authority, SFM Series                   Aa2/NR              308,812
                         1994C, 6.00%, 12/01/04
     1,115,000      Colorado Housing Finance Authority, SFM Series D-2               Aa2/NR            1,126,150
                         5.625%, 06/01/10
       615,000      Colorado Housing Finance Authority, SFM Series A-2               Aa2/A+              619,717
                         5.75%, 11/01/10
       840,000      Colorado Housing Finance Authority, SFM Series                   Aa2/NR              848,232
                         1994C, 6.25%, 12/01/12
     2,000,000      Colorado Single Family Housing                                   Aa2/NR            2,090,000
                         6.50%, 05/01/16
     2,750,000      Colorado Housing Finance Authority                               Aa2/NR            2,805,000
                         6.05%, 10/01/16
     1,000,000      Colorado Housing Finance Authority, Single Family                Aa2/AA            1,007,500
                         Program, 5.700%, 10/01/22
       990,000      Colorado Housing Finance Authority                               Aa2/NR            1,011,037
                         6.125%, 11/01/23
     1,000,000      Littleton Assisted Living Building Authority, Amity              NR/A+             1,022,500
                         Plaza Project Multi-family Housing Revenue
                         Bond Series 1994, 6.10%, 03/01/06
     1,500,000      Snowmass Village Multi-family Revenue Refunding                  Aaa/AAA           1,552,500
                         6.30%, 12/15/08, FSA Insured
       165,000      Southwestern Colorado Single Family Revenue                      Aa2/NR              168,713
                         Partnership, Refunding 7.10%, 09/01/04
        80,000      Summit County Single Family, Series A                            Aaa/NR               81,505
                         7.25%, 12/01/04                                                              17,138,600

                    TRANSPORTATION (1.7%)
     1,000,000      Arapahoe County Colorado E-470 Vehicle                           Aaa/AAA           1,027,500
                         Registration Revenue Bonds, 5.45%, 08/31/07,
                         MBIA Insured
     1,000,000      Regional Transportation District Sales Tax Revenue               Aaa/AAA           1,040,000
                         6.15%,11/01/05, FGIC Insured
     1,000,000      Colorado Dept. Of Transportation                                 Aaa/AAA           1,057,500
                         6.00%, 06/15/13
                                                                                                       3,125,000




                    LEASE (1.2%)
$    1,055,000      Westminster, Colorado Certificate of Participation               Aaa/AAA       $   1,066,869
                         5.35%, 09/01/11, MBIA Insured
     1,100,000      El Paso County School District #2                                Aaa/AAA           1,115,125
                         5.25%, 12/01/09, MBIA Insured
                                                                                                       2,181,994

                    MISCELLANEOUS REVENUE (3.6%)
     1,000,000      Boulder County, CO, N.C.A.R.                                     NR/A              1,032,500
                         6.50%, 12/01/02
     2,275,000      Denver Colorado City & County Helen Bonfils                      NR/AA-            2,366,000
                         Project, 5.875%, 12/01/09
     1,000,000      South Suburban Park & Recreational District                      Baa/NR            1,038,750
                         6.00%, 11/01/07
     1,230,000      Thornton, Colorado Development Authority                         Aaa/AAA           1,285,350
                         5.75%, 12/01/06, MBIA Insured
     1,000,000      Westminster, Colorado Golf Course Activity                       NR/AA               976,250
                         5.400%, 12/01/13                                                              6,698,850

                         Total Revenue Bonds                                                         115,205,973
                         Total Investments (cost $185,743,685*)               99.8%                  187,173,711
                         Other assets in excess of liabilities                 0.2                       308,339
                         Net Assets                                          100.0%                $ 187,482,050


                      * Cost for Federal tax purposes is identical.

                                                 PORTFOLIO ABBREVIATIONS:

                      ACA     - American Capital Access
                      AMBAC   - American Municipal Bond Assurance Corp.
                      FGIC    - Financial Guaranty Insurance Co.
                      FNMA    - Federal Housing Administration
                      FSA     - Financial Security Assurance
                      GNMA    - Government National Mortgage Association
                      MBIA    - Municipal Bond Investors Assurance Corp.

  See accompanying notes to financial statements

                           TAX-FREE FUND OF COLORADO
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2000 (UNAUDITED)

ASSETS
    Investments at value (cost $185,743,685)                                                                  $187,173,711
    Cash                                                                                                            12,509
    Interest receivable                                                                                          1,540,773
    Receivable for Fund shares sold                                                                                145,415
    Other assets                                                                                                    15,822
    Receivable for investment securities sold                                                                       15,070
    Total assets                                                                                               188,903,300

LIABILITIES
    Payable for investment securities purchased                                                               $  1,022,968
    Dividends payable                                                                                              184,648
    Payable for Fund shares redeemed                                                                                94,350
    Management fee payable                                                                                          76,652
    Distribution fees payable                                                                                       27,814
    Accrued expenses                                                                                                14,818
    Total liabilities                                                                                            1,421,250

NET ASSETS                                                                                                    $187,482,050

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share                        $    186,938
    Additional paid-in capital                                                                                 186,612,606
    Net unrealized appreciation on investments                                                                   1,430,026
    Accumulated net realized loss on investments                                                                  (534,105)
    Distributions in excess of net investment income                                                              (213,415)
                                                                                                              $187,482,050

CLASS A
    Net Assets                                                                                                $180,627,542
    Capital shares outstanding                                                                                  18,010,781
    Net asset value and redemption price per share                                                            $      10.03
    Offering price per share (100/96 of $10.03 adjusted to nearest cent)                                      $      10.45

CLASS C
    Net Assets                                                                                                $  2,293,839
    Capital shares outstanding                                                                                     229,112
    Net asset value and offering price per share                                                              $      10.01
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if
      redeemed during the first 12 months after purchase)                                                     $      10.01*

CLASS Y
    Net Assets                                                                                                $  4,560,669
    Capital shares outstanding                                                                                     453,929
    Net asset value, offering and redemption price per share                                                  $      10.05


See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
    Interest income                                                                                           $  5,096,090

EXPENSES:
    Management fee (note 3)                                                         $   474,544
    Transfer and shareholder servicing agent fees                                        65,000
    Distribution and service fees (note 3)                                               56,343
    Trustees' fees and expenses                                                          35,000
    Legal fees                                                                           34,500
    Custodian fees                                                                       21,837
    Shareholders' reports and proxy statements                                           20,000
    Audit and accounting fees                                                            12,000
    Registration fees and dues                                                            7,500
    Insurance                                                                             4,500
    Miscellaneous                                                                         8,983
                                                                                        740,207

    Expenses paid indirectly (note 7)                                                   (13,083)
          Net expenses                                                                                             727,124
          Net investment income                                                                                  4,368,966

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss from securities transactions                                     (497,975)
    Change in unrealized depreciation on investments                                  1,500,602

    Net realized and unrealized gain on investments                                                              1,002,627
    Net increase in net assets resulting from operations                                                      $  5,371,593


See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                                JUNE 30, 2000     DECEMBER 31, 1999

OPERATIONS:
    Net investment income                                                       $   4,368,966       $   9,289,534
    Net realized loss from securities transactions                                   (497,975)            (36,131)
    Change in unrealized depreciation on investments                                1,500,602         (10,905,549)
          Change in net assets from operations                                      5,371,593          (1,652,146)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income                                                          (4,415,861)         (9,466,538)
    Net realized gain on investments                                                   -               (1,495,582)

    Class C Shares:
    Net investment income                                                             (41,411)            (62,746)
    Net realized gain on investments                                                    -                 (15,059)

    Class Y Shares:
    Net investment income                                                            (125,109)           (308,855)
    Net realized gain on investments                                                    -                 (42,367)
          Change in net assets from distributions                                  (4,582,381)        (11,391,147)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
    Proceeds from shares sold                                                       6,828,833          16,765,266
    Reinvested dividends and distributions                                          2,762,141           6,993,793
    Cost of shares redeemed                                                       (20,944,440)        (29,816,558)
          Change in net assets from capital share transactions                    (11,353,466)         (6,057,499)
          Change in net assets                                                    (10,564,254)        (19,100,792)

NET ASSETS:
    Beginning of period                                                           198,046,304         217,147,096
    End of period                                                               $ 187,482,050       $ 198,046,304



See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

     Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At June 30, 2000 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.


c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's net assets. This fee will be reduced to 0.40% if certain payments are made under the Fund's Distribution Plan relative to Class A Shares.

     KPM Investment Management, Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of KFS Corporation, a member of the nationally oriented Mutual of Omaha Companies, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund's net assets. This fee will be reduced to 0.16% if certain payments are made under the Fund's Distribution Plan relative to Class A Shares.



     For the six months ended June 30, 2000, the Fund incurred fees for advisory and administrative services of $474,544.

     Specific details as to the effect of the Fund's payments under its Distribution Plan, as described below, on the above management fees and as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.05% of the Fund's average net assets represented by Class A Shares. The Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which will permit the Fund to make service fee payments at the rate of 0.15 of 1% on the entire net assets represented by Class A Shares. However, there will be a simultaneous reduction in the fee payable to the Manager from an annual rate of 0.50 of 1% to 0.40% on all net assets so that the combined payments of these fees will remain at the current level of 0.55 of 1% of the average annual net assets represented by the Class A Shares. However, management of the Fund has determined that implementation of the changes should be indefinitely postponed. For the six months ended June 30, 2000, service fees on Class A Shares amounted to $45,637 of which the Distributor received $2,082.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2000, amounted to $8,029. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2000 amounted to $2,677. The total of these payments with respect to Class C Shares amounted to $10,706 of which the Distributor received $6,371.


     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Colorado, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2000, total commissions on sales of Class AShares amounted to $113,232, of which the Distributor received $33,572.

     At the Fund's annual meeting held in June 2000, proposals were submitted to the shareholders which would have the effect of allowing the Fund to make management fee payments at the annual rate of 0.50 of 1% regardless of asset size or Class A distribution fees paid and to make 12b-1 distribution fee payments at the annual rate of up to 0.15 of 1% of all of its average annual net assets represented by Class A Shares. Approval of these proposals is pending.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended June 30, 2000, purchases of securities and proceeds from the sales of securities aggregated $23,437,796 and $33,617,468, respectively.

     At June 30, 2000, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $2,662,824 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,232,798 for a net unrealized appreciation of $1,430,026.

     At December 31, 1999, the Fund has a capital loss carryover of $36,131 which expires on December 31, 2007. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

5. PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.

6. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable. An additional distribution of gain may be made to the extent necessary to avoid payment of Federal taxes by the Fund.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.


7. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                             SIX MONTHS ENDED                            YEAR ENDED
                                              JUNE 30, 2000                           DECEMBER 31, 1999
                                        SHARES             AMOUNT                 SHARES             AMOUNT
CLASS A SHARES:
     Proceeds from shares sold          562,548        $   5,593,372            1,338,033       $  13,893,721
     Reinvested distributions           273,710            2,723,768              672,082           6,907,950
     Cost of shares redeemed         (1,924,277)         (19,142,541)          (2,550,998)        (26,331,915)
          Net change                 (1,088,019)         (10,825,401)            (540,883)         (5,530,244)

CLASS C SHARES:
     Proceeds from shares sold           43,855              436,142               82,358             848,198
     Reinvested distributions             2,183               21,685                4,283              43,970
     Cost of shares redeemed            (10,800)            (107,393)             (17,963)           (183,817)
          Net change                     35,238              350,434               68,678             708,351

CLASS Y SHARES:
     Proceeds from shares sold           80,504              799,319              192,086           2,023,347
     Reinvested distributions             1,674               16,688                4,109              41,873
     Cost of shares redeemed           (169,677)          (1,694,506)            (316,465)         (3,300,826)
          Net change                    (87,499)            (878,499)            (120,270)         (1,235,606)
Total transactions in Fund
    shares                           (1,140,280)       $ (11,353,466)            (592,475)      $  (6,057,499)


                           TAX-FREE FUND OF COLORADO
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                             CLASS A

                                                           SIX MONTHS
                                                             ENDED                          YEAR ENDED DECEMBER 31,
                                                            6/30/00        1999         1998         1997         1996        1995
Net Asset Value, Beginning of Period                         $9.98        $10.63       $10.62       $10.41       $10.56       $9.82

Income from Investment Operations:
    Net investment income                                     0.23          0.46         0.47         0.50         0.52        0.54
    Net gain (loss) on securities (both realized
      and unrealized)                                         0.06         (0.55)        0.04         0.23        (0.13)       0.74

    Total from Investment Operations                          0.29         (0.09)        0.51        0.73          0.39        1.28

Less Distributions (note 6):
    Dividends from net investment income                     (0.24)        (0.48)       (0.46)       (0.52)       (0.54)      (0.54)
    Distributions from capital gains                           -           (0.08)       (0.04)         -            -           -

    Total Distributions                                      (0.24)        (0.56)       (0.50)       (0.52)       (0.54)      (0.54)

Net Asset Value, End of Period                              $10.03         $9.98       $10.63       $10.62       $10.41      $10.56

Total Return (not reflecting sales charge)(%)                2.94+         (0.84)        4.92         7.21         3.78       13.28

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)                 180,628       190,698      208,771      216,321      214,392     219,306
    Ratio of Expenses to Average Net Assets (%)              0.77*          0.76         0.75         0.75         0.70        0.64
    Ratio of Net Investment Income to Average
      Net Assets (%)                                         4.60*          4.41         4.47         4.78         5.02        5.20
    Portfolio Turnover Rate (%)                             12.40+         13.08        15.20        22.66        10.96       14.20

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee in years ended December
31, 1996 and 1995 were:

    Ratio of Expenses to Average Net Assets (%)                -             -            -            -           0.74        0.76
    Ratio of Net Investment Income to
      Average Net Assets (%)                                   -             -            -            -           4.98        5.08

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)              0.76*          0.75         0.73         0.72         0.69        0.63


+    Not annualized.
*    Annualized.

                           TAX-FREE FUND OF COLORADO
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          CLASS C                                       CLASS Y
                                      SIX MONTHS                           PERIOD     SIX MONTHS                           PERIOD
                                         ENDED   YEAR ENDED DECEMBER 31,    ENDED        ENDED   YEAR ENDED DECEMBER 31,    ENDED
                                        6/30/00    1999    1998    1997  12/31/96(1)    6/30/00   1999    1998    1997   12/31/96(1)

Net Asset Value, Beginning of Period       $9.97  $10.61  $10.60  $10.41   $10.31       $10.00   $10.65  $10.64  $10.41     $10.31

Income from Investment Operations:
   Net investment income                    0.18    0.36    0.37    0.40     0.28         0.24     0.46    0.48    0.52       0.38
   Net gain (loss) on securities (both
     realized and unrealized)               0.05  (0.54)    0.04    0.21     0.12         0.05   (0.54)    0.04    0.25       0.12
   Total from Investment Operations         0.23  (0.18)    0.41    0.61     0.40         0.29   (0.08)    0.52    0.77       0.50

Less Distributions (note 6):
   Dividends from net investment income   (0.19)  (0.38)  (0.36)  (0.42)   (0.30)       (0.24)   (0.49)  (0.47)  (0.54)     (0.40)
   Distributions from capital gains          -    (0.08)  (0.04)     -        -            -     (0.08)  (0.04)      -         -
   Total Distributions                    (0.19)  (0.46)  (0.40)  (0.42)   (0.30)       (0.24)   (0.57)  (0.51)  (0.54)     (0.40)

Net Asset Value, End of Period            $10.01   $9.97  $10.61  $10.60   $10.41       $10.05   $10.00  $10.65  $10.64     $10.41

Total Return (not reflecting sales
   charge) (%)                             2.35+  (1.70)    3.92    5.99    3.78+        2.96+   (0.79)    4.97    7.65      4.87+

Ratios/Supplemental Data
   Net Assets, End of Period
     ($ thousands)                         2,294   1,932   1,328   1,036      915        4,561    5,416   7,047   5,668        0.1
   Ratio of Expenses to Average
     Net Assets (%)                        1.72*    1.70    1.69    1.69    1.65*        0.72*     0.71    0.69    0.70      0.65*
   Ratio of Net Investment Income to
     Average Net Assets (%)                3.63*    3.44    3.50    3.81    4.07*        4.64*     4.45    4.50    4.76      5.07*
   Portfolio Turnover Rate (%)            12.40+   13.08   15.20   22.66    10.96       12.40+    13.08   15.20   22.66      10.96

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee in the period ended
December 31, 1996 were:

   Ratio of Expenses to Average
     Net Assets (%)                          -       -       -       -      1.69*          -        -       -       -        0.69*
   Ratio of Net Investment Income to
     Average Net Assets (%)                  -       -       -       -      4.03*          -        -       -       -        5.03*

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were:

   Ratio of Expenses to Average
     Net Assets (%)                        1.71*    1.69    1.68    1.66    1.64*        0.71*     0.70    0.68    0.67      0.64*


(1) For the period April 30, 1996 (commencement of operations) through December 31, 1996.
 +  Not annualized.
 *  Annualized.



                See accompanying notes to financial statements.